Categories of Financial Instruments - Financial Assets by Category (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Cash and cash equivalents	₩ 1,270,824	₩ 1,506,699	₩ 1,457,735	₩ 1,505,242
Financial instruments	831,637	1,046,897
Short-term investment securities	166,666	195,080
Long-term investment securities	857,215	664,726
Accounts receivable - trade	2,247,895	2,019,933
Loans and other receivables	1,663,567	1,621,938
Derivative financial assets	150,960	55,457
Assets	7,188,764	7,110,730
Financial assets at fair value through profit or loss [member]
Disclosure of financial assets [line items]
Short-term investment securities	166,666	195,080
Long-term investment securities	142,316	120,083
Loans and other receivables	532,225	489,617
Derivative financial assets	6,074	15,586
Assets	847,281	820,366
Derivatives hedging instrument [member]
Disclosure of financial assets [line items]
Derivative financial assets	144,886	39,871
Assets	144,886	39,871
Equity instruments at FVOCI [member]
Disclosure of financial assets [line items]
Long-term investment securities	710,272	542,496
Assets	710,272	542,496
Debt instruments at FVOCI [member]
Disclosure of financial assets [line items]
Long-term investment securities	4,627	2,147
Assets	4,627	2,147
Financial assets at amortised cost [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	1,270,824	1,506,699
Financial instruments	831,637	1,046,897
Accounts receivable - trade	2,247,895	2,019,933
Loans and other receivables	1,131,342	1,132,321
Assets	₩ 5,481,698	₩ 5,705,850